Note 12 - Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Her Majesty's Revenue and Customs (HMRC) [Member]
Effective UK Corporate Tax Rate	20.30%	21.50%	23.30%
U.K. research and development credit	1.30%	1.70%
Other	(1.10%)	(1.20%)	(0.60%)
Effect of foreign tax rate differential	10.70%	17.90%	16.90%
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	(31.70%)	(40.60%)	(40.60%)
Effective income tax rate	(0.50%)	(0.70%)	(1.00%)
Effective UK Corporate Tax Rate	20.30%	21.50%	23.30%
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Percent	18.00%